Business Segments - Schedule of Adjusted EBITDA Reconciled to Net Income (Parenthetical) (Detail)	Sep. 30, 2017	Jul. 18, 2017
BRE Ace Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Equity method investment, ownership percentage	25.00%	25.00%